Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments, Measured at Fair Value
The following table sets forth the financial instruments, measured at fair value at recurring basis, by level within the fair value hierarchy:

		As of December 31,
Financial instruments	Fair value hierarchy	2016	2017
		RMB	RMB

Cash equivalents	Significant other observable inputs (Level 2)	15,955	56,137

Term deposits	Significant other observable inputs (Level 2)	26,361	—

Short-term investments:
- Variable-rate financial instruments	Significant other observable inputs (Level 2)	833,480	3,437,707